Shareholder's capital - Bonus Deferral RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Treasury Stock, Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)	82,886	70,571
Common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)	95,482	81,993
Retirement Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (percent)	100.00%
Bonus Deferral Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	55,445	56,686
Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	645,714	530,378
Common stock, shares issued (in shares)	178,368	152,564
Awards outstanding (in shares)	158,486	281,411